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              As filed with the Securities and Exchange Commission
                               on December 24, 2003

                                                     1933 Act File No. 333-71469
                                                     1940 Act File No. 811-07384

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           --------------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
                     PRE-EFFECTIVE AMENDMENT NO. ___                         / /

                     POST-EFFECTIVE AMENDMENT NO.  18                        /X/
                                                  ---

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                                AMENDMENT NO. 36

                          ----------------------------

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
             (Exact name of registrant as specified in its charter)

                           --------------------------
                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
          (Address, including zip code, of Principal Executive Offices)

                           ---------------------------

                              CHARLES H. FIELD, JR.
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 32ND FLOOR
                           SAN DIEGO, CALIFORNIA 92101
                     (name and address of agent for service)

                                    COPY TO:

                               DEBORAH A. WUSSOW
                     C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 32ND FLOOR
                           SAN DIEGO, CALIFORNIA 92101

    / /  immediately upon filing pursuant to paragraph (b)
    /X/  on January 15, 2004 pursuant to paragraph (b)
    / /  60 days after filing pursuant to paragraph (a)(i)
    / /  on _________ pursuant to paragraph (a)(i)
    / / 75 days after filing pursuant to paragraph (a)(ii) on January 2, 2004 / / on _________ pursuant to paragraph (a)(ii), of Rule 485
    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 as amended (the "1933 Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Diego and the State of California on the 24th day of December, 2003.

                                    Nicholas-Applegate Institutional Funds

                                    By:  /s/ E. Blake Moore, Jr.
                                       -----------------------------------
                                             E. Blake Moore, Jr.,
                                             President

     Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on December 24, 2003.

     /s/ E. Blake Moore, Jr.
     ----------------------------------
      E. Blake Moore, Jr.                 Chairman, President (Principal
                                          Executive Officer) and Trustee

     /s/ C. William Maher
     ----------------------------------
      C. William Maher                    Treasurer (Principal Financial
                                          Officer and Principal Accounting
                                          Officer)

     /s/ Charles H. Field, Jr.
     ----------------------------------
      Charles H. Field, Jr.               Secretary


      Walter E. Auch*
     ----------------------------------
      Walter E. Auch                      Trustee


      Darlene DeRemer*
     ----------------------------------
      Darlene DeRemer                     Trustee


      George F. Keane*
     ----------------------------------
      George F. Keane                     Trustee


* /s/ Charles H. Field, Jr.
  ----------------------------------
By: Charles H. Field, Jr.
    Attorney In Fact